Note 8 - Basic and Diluted Net Income (Loss) Per Share	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Earnings Per Share [Text Block]

Note 8.  Basic and Diluted Net Income (Loss) per Share

Basic net income (loss) per share attributable to Avalon Holdings Corporation common shareholders is computed by dividing the net income (loss) attributable to Avalon Holdings Corporation common shareholders by the weighted average number of common shares outstanding. For both the years ended December 31, 2022 and 2021, the weighted average number of common shares outstanding was 3,899,431.

Diluted net income (loss) per share attributable to Avalon Holdings Corporation common shareholders is computed by dividing net income (loss) attributable to Avalon Holdings Corporation common shareholders by the weighted average number of common shares outstanding plus any weighted common equivalent shares determined to be outstanding during the period using the treasury method. The weighted common equivalent shares included in the calculation are related to stock options granted by Avalon where the weighted average market price of Avalon’s common stock for the period presented is greater than the option exercise price of the stock option.

For the year ended December 31, 2022, the diluted per share amount reported is equal to the basic per share amount because Avalon was in a net loss position and as a result, such dilution would be considered anti-dilutive. Assuming dilution, the weighted average number of common shares outstanding for the year ended December 31, 2022 was 3,920,384. For the year ended December 31 2021, the diluted weighted average number of shares outstanding was 3,933,071.

The income (loss) per share calculations for the years ended December 31, 2022 and 2021 are as follows (in thousands, except per share amounts):

	2022	2021
Net income (loss) attributable to Avalon Holdings Corporation common shareholders	$(583)	$1,971

Shares used in computing basic income (loss) per share	3,899	3,899
Potentially dilutive shares from stock options	-	34
Shares used in computing diluted income (loss) per share	3,899	3,933

Income (loss) per share attributable to Avalon Holdings Corporation common shareholders
Basic net income (loss) per share	$(0.15)	$0.51
Diluted net income (loss) per share	$(0.15)	$0.50

Avalon Holdings Corporation and Subsidiaries